Income Tax Expenses (Benefits) (Details) - Schedule of Deferred Tax Assets and Liabilities - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Impairment on receivables	¥ 2,217	¥ 2,358
Inventories	2,832	1,542
Deferred revenue	1,062	544
Accrued expenses and employee benefits	1,151	1,247
Equity method investment and others	1,370	477
Net operating loss carry forwards	15,467	14,551
Total gross deferred tax assets	24,099	20,719
Less: valuation allowances	(20,972)	(17,963)
Total deferred tax assets, net of valuation allowance	3,127	2,756
Prepaid expenses and other current assets	(980)	(415)
Unrealized foreign exchange difference and others	(2,147)	(2,341)
Deferred tax assets, net